Fair values (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of fair value measurement of assets [abstract]
Fair value measurement
	Carrying amount	Fair value
(in thousands of USD)		Level 1	Level 2	Level 3	Total
June 30, 2020
	Other financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	713	-	-	713	713
	713

Financial liabilities not measured at fair value
Long-term borrowings	37,307	-	38,353	-	38,353
	37,307

	Carrying amount	Fair value
(in thousands of USD)		Level 1	Level 2	Level 3	Total
December 31, 2019
Assets measured at fair value
Vessels	37,346	37,346	-	-	37,346
	37,346
	Other financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	622	-	-	622	622
	622

Financial liabilities not measured at fair value
Long-term borrowings	38,487	-	39,853	-	39,853
	38,487

Valuation techniques and significant unobservable inputs
Assets and liabilities measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Vessels	Quoted (unadjusted) prices in active markets for identical assets less costs of disposal	-

Derivative financial instruments:
Firment	Black-Scholes model	Refer to note 2.30 of the Annual Report
Convertible Note	Monte Carlo model	Refer to note 2.30 of the Annual Report

Asset and liabilities not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate